Shareholder Report, Line Graph (Details) 192249_FIS Christian Stock Fund_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Feb. 08, 2022	Jun. 30, 2026
FIS Christian Stock Fund
Account Value [Line Items]
Line Graph and Table Measure Name							FIS Christian Stock Fund NAV
Accumulated Value	$ 14,709	$ 12,614	$ 11,374	$ 9,762	$ 8,600	$ 10,000
MSCI WORLD Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI WORLD Index Net (USD)
Accumulated Value	16,861	13,896	11,953	9,945	8,391	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 16,754	$ 13,547	$ 11,662	$ 9,769	$ 8,383	$ 10,000